                    Registration No. 2-98383


S E C U R I T I E S   A N D   E X C H A N G E   C O M M I S
S I O
N
                     Washington, D.C.  20549


              POST-EFFECTIVE AMENDMENT NO. 11
                                   to
                          F O R M  S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF
1933
             OF SECURITIES OF UNIT INVESTMENT TRUSTS
                    REGISTERED ON FORM N-8B-2



A.                            Exact Name of Trust:

                   SMITH BARNEY INC. STRIPPED ("ZERO")
                   U.S. TREASURY SECURITIES FUND, SERIES A

B.
                            Name of Depositor:

              SMITH BARNEY INC.

C. Complete address of depositor's principal executive office:


        388 Greenwich Street
       New York, New York  10013



D.   Names and complete addresses of agents for service:

       LAURIE A. HESSLEIN               Copy to:
         Smith Barney               PIERRE DE ST. PHALLE,ESQ.
         Inc.                       Davis Polk & Wardwell
     388 Greenwich Street           450 Lexington Avenue
    New York, New York  10013     New York, New York  10017

The issuer has registered an indefinite number of Units pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed its Rule 24f-2 Notice for the year ended December 31, 1995 on February 27, 1996.

 It is proposed that this filing will become effective March 25,
1996
                 pursuant to paragraph (b) of Rule 485.

                    THE SMITH BARNEY INC.
                      STRIPPED ("ZERO")
           U.S. TREASURY SECURITIES FUND, SERIES A
   (A Guardian Insurance & Annuity Company, Inc. Separate
Account Investment)

March 25, 1996
                     Prospectus - Part A

       This Prospectus consists of two parts. Part A consists of an Investment Summary relating to the Trusts of Series A of the Fund, a statement of financial condition and a statement of operations and changes in net assets for each Trust and a summary of each Trust's portfolio. Part B contains a general description of the Fund. Part A may not be distributed unless accompanied by Part B.

       The Smith Barney Inc. Fund of Stripped ("Zero") U.S.
Treasury Securities Fund (the "Fund") was formed for the purpose of providing, when the units issued by it are held to maturity of the underlying securities, safety of capital and income through investment in portfolios consisting of debt obligations of the United States of America (the "Securities"). Series A of the Fund originally consisted of three separate unit investment trusts designated as the 1991 Trust, the 1995 Trust and the 2004 Trust (the "Trusts") holding Securities with maturities corresponding to their respective designations. The
1991 Trust and 1995 Trust expired on November 15, 1991 and
November 15, 1995, respectively. Substantially all of the Securities in the Trust are debt obligations of the United States of America which have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States of America and receipts and certificates for such stripped debt obligations and stripped coupons ("Stripped Treasury Securities"). The remaining Securities in the Trust consist of interest-bearing debt obligations of the United States of America ("Treasury Notes") deposited to provide income for payment of Trust expenses.

       Stripped Treasury Securities do not make any periodic payments of interest prior to their maturities; accordingly, the Trust's portfolio was acquired at a deep discount. There is no assurance that the objectives of safety of capital and income will be met if the units of fractional undivided interest in a Trust (the "Units") are sold prior to the maturity of the underlying Securities in that Trust, as market prices of the Securities before maturity, and therefore of the Units, will vary with changes in interest rates and other factors. Moreover, the value of Stripped Treasury Securities, and hence of the Units, will be subject to greater fluctuations in response to changing interest rates than the value of debt obligations making periodic distributions of interest.

       The offering price of the Units of the Trust is calculated on the basis of the aggregate offering side evaluation of the underlying Securities in that Trust, plus a transaction charge of 1.50 percent or less of the price so determined (the "Offering Price"). The Sponsor has undertaken to maintain a secondary market for Units of the Trust, also at a price based upon the aggregate offering side evaluation of the underlying Securities (the "Sponsor's Repurchase Price").

       The Guardian Separate Account B (the "Account") of The
Guardian Insurance & Annuity Company, Inc. ("GIAC") is currently the only eligible purchaser of Units of the Trust from the Sponsor.
The Account invests in Units of the Trusts to fund benefits under Variable Life Insurance Policies issued by GIAC (the "Policies") in accordance with allocation instructions received from purchasers of Policies. These allocation rights are further described in the accompanying Prospectus for the Policies. The rights described in this Prospectus of the Account and the Sponsor (insofar as it holds Units) as holders of Units should be distinguished from the rights of a Policy owner set forth in the accompanying Prospectus describing the Policies.

       Read and retain both parts of this Prospectus for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION,
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Smith Barney Inc.
Sponsor


SMITH BARNEY INC. UNIT TRUSTS, STRIPPED
("ZERO")
U.S. TREASURY SECURITIES FUND, SERIES A
INVESTMENT SUMMARY AS OF DECEMBER 29, 1995


Series A consists of one unit investment trust, the 2004 Trust, designated for the maturity of its underlying portfolio.
2004
   Trust

Face amount of securities$12,539,960
Number of units 12,539,960
Fractional undivided interest in trust represented by each
unit  1/12,539,960
Offering price per 1,000 units*
     Aggregated offering side evaluation of securities in
trust**$7,679,673.84
     Divided by number of units times 1,000$612.416
     Plus the applicable transaction charge***     9.326
     Offering price per 1,000 units*$621.742
     +
Sponsor's repurchase price per 1,000 units (based on
  offering side evaluation of underlying securities)$612.416
     +
Redemption price per 1,000 units (based on bid side
  evaluation of underlying securities)****$611.835
     +
Calculation of estimated net annual interest income from
  Treasury Notes per 1,000 units
     Gross annual income per 1,000 units $ .46
     Less estimated annual expenses per 1,000 units   .46
     Net annual income per 1,000 units $0.00
Distributions
     Distributions will be made on the first business day
following the
     maturity of securities in a trust to holders of record on
the business
     day immediately preceding the date of such distribution
Trustee's monthly fee
     Per $1,000 face amount of underlying securities
     (see "Expenses and Charges" in Part B)$.025
Evaluator's fee for each evaluation:  $5.00
Evaluation time:  3:00 P.M., New York Time, on each
Business Day
Mandatory termination date:  January 1, 2036
Minimum value of fund
     Any Trust may be liquidated by the Trustee if the value
of that Trust is less than 40% of the principal amount of
Securities held in such Trust on the Initial Date of Deposit.

___________
*    These figures are computed by dividing the aggregate
     offering side evaluation of the underlying Securities in
     the particular Trust (the price at which they could be
     purchased directly by the public if available) by the
     number of Units of the Trust outstanding, multiplying
     the result times 1,000 and adding the applicable
     transaction charge as described below.  These figures
     assume a purchase of 1,000 Units.  The price of a single
     Unit, or any multiple thereof, is calculated simply by
     dividing the Offering Price per 1,000 Units above by
     1,000, and multiplying by the number of Units.
**   These figures include amortization of discount on the
     Stripped Treasury Securities accreting to the expected
     date of settlement (normally five Business Days after
     purchase) for Units as if purchased on their date of
     deposit.  Interest on the Treasury Notes accruing to the
     date five Business Days after deposit of such Notes will
     be paid by the Trustee to the Sponsor as a special
     distribution and recovered by the Trustee from
     subsequent payments of interest on the Treasury Notes
     in the Trust, and is therefore not included in the
     evaluation of Securities in a Trust.  See "Sale and
     Redemption of Units - Pricing of Units" in Part B.
***  The transaction charges currently applicable to the 2004
     Trust is 1.50% of the Offering Price per 1,000 Units
     (1.523% of the net amount invested in Securities).
     Transaction charges will decrease as the Trusts
     approach maturity.  See "Sale and Redemption of Units
     - Sale of Units" in Part B.  On August 4, 1986, an
     Account purchased from the Sponsor all of the Units of
     the Trust issued on that date in a private placement and
     Sponsor waived all transaction charges in connection
     with such purchase.
**** Figures shown are $9.907 less than the Offering Price
     per 1,000 Units and $.581 less than the Sponsor's
     Repurchase Price per 1,000 Units, with respect to the
     2004 Trust.
+    Plus any cash on hand, accrued interest on Treasury
     Notes and all other assets of the Trust less any accrued
     expenses and any distribution payable to Holders.  See
     "Sale and Redemption of Units - Pricing of Units" in
     Part B.



                           A-2




DESCRIPTION OF THE FUND


Structure and Offering

     The objective of the Fund is to provide safety of capital and income through investment in portfolios consisting primarily of Stripped Treasury Securities. The Trust constituting Series A of the Fund consists of Stripped Treasury Securities with a maturity of approximately 8 3/4 years and Treasury Notes deposited in order to provide income with which to pay anticipated expenses of the Trust. The Sponsor intends to deposit additional Stripped Treasury Securities, with maturities identical to those of the Securities described in the portfolio of the Trust below, in the Trust. Additional Treasury Notes with maturities identical to those of the Notes described in the portfolio of the Trust will be deposited to the extent necessary to maintain a constant proportion of Treasury Notes to Stripped Treasury Securities in the Trust. See "Description of the Fund -
 Structure" in Part B of this Prospectus.

     It is expected that for each 1,000 Units of a Trust purchased, a Holder will receive total distributions of approximately $1,000 for Units held until maturity of the underlying Securities of that Trust. Actual distributions may be more or less than this amount, however, as a result of changes in the expenses incurred by a Trust or sales of Securities held by a Trust prior to maturity in order to meet redemptions of Units. See "Sale and Redemption of Units," "Expenses and Charges" and "Administration of the Fund - Accounts and Distributions" in Part B.

     Currently, Units are sold only to the Account to fund benefits under Policies issued by GIAC. The interest of a Policy owner in the Units is subject to the terms of the Policy and is described in the accompanying Prospectus for the Policies, which should be reviewed carefully by a person considering the purchase of a Policy. That Prospectus describes the relationship between increases or decreases in the net asset value of, and any distributions on, Units and the benefits provided under a Policy. The rights described in this Prospectus of the Account and the Sponsor (insofar as it holds Units) as holders of Units should be distinguished from the rights of a Policy owner set forth in the Prospectus describing the Policies. For purposes of this Prospectus, the term "Holder" shall refer to the Account or, when appropriate, the Sponsor. GIAC and the Sponsor may mutually agree to terminate the offering of Units of any Trust at any time.

Risk Factors

     An investment in Units of a Trust should be made with an understanding of the risks that such an investment may entail, including the risk that the value of the Units will decline with increases in interest rates. Unlike an investor in funds comprised of securities making periodic distributions, an investor in the Fund virtually eliminates the risk of being unable to invest distributions at a rate as high as the anticipated yield on Trust Units, but will forego the ability to reinvest such yield at higher rates in the future. The market value of the underlying
Securities in a Trust prior to their maturities, and therefore the value of the Units of that Trust, will fluctuate with changes in interest rates and other factors. Moreover, the value of obligations of a "zero coupon" nature, such as the Stripped Treasury Securities underlying the Units, and therefore of the Units, will be subject to greater fluctuations in response to changing interest rates than the value of debt obligations making periodic distributions of interest. Accordingly, while the full faith and credit of the United States Government protects against credit risks on the Securities in the Trust, sales of Units before the maturity of the underlying portfolio Securities at a time when interest rates have increased will involve greater market risk than in a trust which is invested in interest-bearing debt obligations. This risk is greater when the period to maturity is longer. See "Description of the Fund - Risk Factors" in Part B of this Prospectus.

Securities

     The Trust consists primarily of Stripped Treasury
Securities, which are debt obligations of the United States of America that have been stripped of their unmatured interest coupons, coupons stripped from debt obligations of the United States of America and receipts and certificates for such stripped debt obligations and stripped coupons. The stripping of the interest coupons will cause the Stripped Treasury Securities to be purchased by the Trust at a deep discount. See "Description of the Fund - Characteristics of the Securities" in Part B. The Trust will also consist of a Treasury Note or Notes providing interest income with which to pay anticipated expenses of such Trust. The Securities are not rated but, in the opinion of the Sponsor, have credit characteristics comparable to those of Securities rated "AAA" by nationally recognized rating agencies.

Distributions

     There will be no periodic payments of interest on the Securities other than interest on the Treasury Notes in the Trust, which will be used to pay anticipated expenses of the Trust holding such Notes. Consequently, there should be no distributions of interest income. However, each Stripped
Treasury Security will be treated for Federal income tax purposes as having "original issue discount," which must be amortized over the term of the Stripped Treasury Security and included in a Holder's gross income before the Holder receives the cash attributable to such income. Distributions will be made in cash when the Securities in each Trust mature, and may include any amount received on the sale of Securities in order to redeem Units which exceeds the amount necessary to meet such redemptions. See "Administration of the Fund - Accounts and Distributions" and "Taxes" in Part B.

Market For Units

     The Sponsor has undertaken to maintain a secondary market for Units of the Trust based on the offering side evaluation of the underlying Securities. In the absence of such a market, a Holder will nonetheless be able to dispose of Units through redemption at prices based on the bid side evaluation of the underlying Securities of the Trust in which it holds Units. Market conditions may cause the price received upon resale to the Sponsor or redemption to be more or less than the amount paid for Units. See "Sale and Redemption of Units" in Part B.

To the Sponsor and Holders of
The Smith Barney Fund Stripped ("Zero")
U.S. Treasury Securities, Series A-2004 Trust:


We have audited the accompanying statements of financial condition of The Smith Barney Fund Stripped ("Zero") U.S. Treasury Securities, Series A-2004 Trust,including the related Portfolio, as of December 31, 1995 and 1994, and the related statements of operations and changes in net assets and the selected supplemental information for each of the years in the two-year period ended Decenmber 31, 1995. These financial statements and supplemental information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplemental information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations from the custodian of cash and securities owned at December31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplemental information referred to above present fairly, in all material respects, the financial position of each of the respective Trusts constituting The Smith Barney Fund of Stripped ("Zero") U.S. Treasury Securities, Series A-2004 Trust, at December31, 1995 and 1994, and the results of its operations and the changes in its net assets and supplemental information for each of the years in the two-year period ended December 31, 1995 in conformity with generally accepted accounting principles.




February 19, 1996
A-5

REPORT ON INDEPENDENT ACCOUNTANTS



To the Sponsor and Holders of The Smith Barney Shearson Fund of Stripped ("Zero") U.S. Treasury Securities, Series A:

      We have audited the statements of financial condition of THE SMITH BARNEY SHEARSON FUND of STRIPPED
("Zero") U.S. TREASURY SECURITIES, SERIES A, formerly
The Shearson Lehman Brothers Fund of Stripped ("Zero") U.S. Treasury Securities, Series A (comprised of the 2004 Trust) for the year ended December 31, 1993. These financial statements and supplemental information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplemental information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmations from the custodian of cash and securities owned at December 31, 1993. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

      In our opinion, the financial statements and supplemental information referred to above present fairly, in all material respects, the financial position of The Smith Barney Shearson Fund of Stripped ("Zero") U.S. Treasury Securities, Series A at December 31, 1993 in conformity with generally accepted accounting principles.





COOPERS & LYBRAND, L.L.P.


New York, New York
February 24, 1994





         THE SMITH BARNEY FUND STRIPPED ("ZERO")
     U.S. TREASURY SECURITIES, SERIES A - 2004 TRUST

            Statements of Financial Condition

               December 31, 1995 and 1994


             19951994
Trust Property:
     Investment in securities at value (amortized cost
         for 1995 and 1994, respectively, $6,551,442 and
         $4,987,451$7,672,3985,165,082
     Net other assets     5,424    6,510

             7,677,8225,171,592

Interest of Holders: (for 1995 and 1994, respectively:
     12,539,960 and 11,033,960 units of fractional
         undivided interest outstanding)
         Cost of Trust units, net of gross transaction charges
5,339,427    3,766,826
         Unrealized appreciation of investment1,120,956177,631
         Undistributed net investment income 1,217,439
1,227,135

     Net assets$7,677,8225,171,592

     Net asset value per unit$.6122.4687

           See notes to financial statements.



A-7

         THE SMITH BARNEY FUND STRIPPED ("ZERO")
     U.S. TREASURY SECURITIES, SERIES A - 2004 TRUST

   Statements of Operations and Changes in Net Assets

  For the years ended December 31, 1995, 1994 and 1993



                 199519941993

Operations:
     Interest income$ 552,120378,501411,602
     Expenses:
         Trustee fees(3,840
     )   (7,671  )(4,142)
         Other      (3,085
     )       (1,270
     )      (1,162)

             Total expenses   (6,925
     )       (8,941
     )      (5,304)

                 Net investment income545,195369,560406,298

     Realized gain on sale of securities245,044160,486222,439
     Increase (decrease) in unrealized
       appreciation  943,325(1,057,905
     )     562,169

                 Net increase (decrease) in net
                   assets from operations1,733,564  (527,859
     )   1,190,906

     Capital share transactions:
         Proceeds from sales of units2,399,934414,316355,249
         Redemption of units:
             Principal(827,333
     )   (654,692)(533,993)
             Net investment income(554,891
     )   (315,096)(235,542)
             Realized gains (245,044
     )     (160,486
     )    (222,439
         )

                 Net increase (decrease) from
                   capital share transactions  772,666
(715,958 )    (636,725
             )

                 Increase (decrease) in net assets2,506,230
(1,243,817   )   554,181

     Net assets:
         Beginning of year5,171,5926,415,4095,681,228

         End of year$7,677,8225,171,5926,415,409

     Units sold  4,317,200903,600702,800

     Units redeemed2,811,2002,309,2002,108,400




           See notes to financial statements.


         THE SMITH BARNEY FUND STRIPPED ("ZERO")
     U.S. TREASURY SECURITIES, SERIES A - 2004 TRUST

              Notes to Financial Statements

                    December 31, 1995


(1)  Significant Accounting Policies

     The Smith Barney Fund Stripped ("Zero") U.S. Treasury
     Securities, Series A - 2004 Trust (the "Fund") is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     Valuations of securities by the evaluator was made on the basis of current bid prices for the obligations.

     The difference between the initial cost of Stripped U.S.
     Treasury Securities and principal amount of each security is being amortized over the period to its maturity date using the interest method.

     All items of income and expenses are attributable to the unit holders, on a pro rata basis, for federal income tax purposes in accordance with the grantor trust rules of the Internal Revenue Code. Accordingly, no provision for taxes is required to be made by the Trust.

(2)  Transaction Charges

     During the years ended December 31, 1995 and 1994, the Sponsor, Smith Barney Inc., received transaction charges aggregating $37,088 and $10,194, respectively.
     Transaction charges with respect to initial deposit were waived by the Sponsor.

(3)  Investments

     At December 31, 1995, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. There was gross unrealized appreciation of $1,120,956.

     The aggregate cost of purchases of securities during the year ended December 31, 1995 was $2,399,934. The aggregate proceeds from sales during the year ended
     December 31, 1995 was $1,627,268.


                 (Continued)

       THE SMITH BARNEY FUND OF STRIPPED ("ZERO")
     U.S. TREASURY SECURITIES, SERIES A - 2004 TRUST

               Notes Financial Statements


(4)  Supplemental Information

     Selected data per 1,000 units of the Fund outstanding throughout the years ended December 31, 1995, 1994 and 1993, respectively, are as follows (based on average units outstanding throughout the years):

                                             19951994 1993
Interest income                             $46.8934.91
32.70
      Expenses                                 .58   .83
 .42
        Net investment income                46.0334.08
32.28
      Increase (decrease) in
        unrealized appreciation*             97.53
(81.11)                            60.11
      Net increase (decrease) in
        net assets from operations          143.56(47.03)
92.39
      Net assets:
        Beginning of year                   468.70515.73
423.34


        End of year                        $612.26468.70
515.73


      * If the amount shown per 1,000 units outstanding throughout the period does not accord with the change in the aggregate gains or losses in the portfolio of securities for the period, it is because of the timing of sales and redemptions of the Fund's units in relation to fluctuating market values for the portfolio.

          THE SMITH BARNEY FUND STRIPPED ("ZERO")
      U.S. TREASURY SECURITIES, SERIES A - 2004 TRUST

             Portfolio as of December 31, 1995


  Aggregate
  Principal                                        Maturity
Amortized
   Amount           Title of Security           CouponDate
CostValue
 $12,490,000   Stripped U.S. Treasury Securities   0%
11/15/04$6,486,3327,601,664
      49,960   U.S. Treasury Bonds               11.625%
11/15/04    65,110    70,734
 $12,539,960
$6,551,4427,672,398



             Portfolio as of December 31, 1994

  Aggregate
  Principal                                        Maturity
Amortized
   Amount           Title of Security           CouponDate
CostValue

 $10,990,000   Stripped U.S. Treasury Securities   0%
11/15/04$4,931,3905,110,021
      43,960   U.S. Treasury Bonds               11.625%
11/15/04    56,061    55,061
 $11,033,960
$4,987,4515,165,082





See notes to financial statements.


                           A-11

* The summary description appearing in this Prospectus of rights of Holders (as defined below) under the Indenture does not purport to be complete and is qualified in its entirety by reference to the complete text of the Indenture, which is filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of which this Prospectus is a part.

THE SMITH BARNEY FUND OF
 STRIPPED ("ZERO")
 U.S. TREASURY SECURITIES, SERIES A


PROSPECTUS - PART B

Note: Part B of this Prospectus may not be distributed unless accompanied by Part A.


DESCRIPTION OF THE FUND

Structure


    Series A of The Smith Barney Shearson Fund of Stripped
("Zero") U.S. Treasury Securities (the "Fund") originally consisted of three separate unit investment trusts (the "Trusts") created by one Trust Indenture (the "Indenture")* among Shearson Lehman Brothers
Inc. (the "Sponsor"), The Bank of New York (the "Trustee") and
Kenny S&P Evaluation Services (formerly called Standard & Poor's Corporation) (the "Evaluator") under New York law. One of the
Trusts expired on November 15, 1991. In July, 1993, Smith Barney Shearson Inc. became the Sponsor of the Fund (see "Sponsor"). As of the date of the Statement of Financial Condition of the Fund included in Part A of this Prospectus, the Sponsor had deposited the underlying Securities (described below) identified in the Portfolio in Part A with the Trustee at prices equal to the evaluation of those Securities on the offering side of the market as determined by the Evaluator, and the Trustee had delivered to the Sponsor units of fractional undivided interest ("Units") in each Trust as set forth in the Statement of Financial Condition. See "Investment Summary" and the financial statements for the Fund in Part A of this Prospectus.


    The Sponsor intends to deposit additional Securities in each of the Trusts, with identical maturities to those of the Securities identified in the portfolios of such Trusts in Part A. The Securities so deposited may be represented by purchase contracts assigned to the Trustee together with an irrevocable letter of credit issued by a commercial bank, cash or cash equivalents to fund their purchase. Units in the Trusts delivered to the Sponsor in connection with subsequent deposits will be offered for sale by means of this Prospectus.


    Units are offered for sale at a price based upon the offering side evaluation of the Securities, plus a transaction charge of 1.50% or less of the price so determined (the "Offering Price"). The Sponsor has undertaken to maintain a secondary market in the Units, also based upon the offering side evaluation of the Securities (the "Sponsor's Repurchase Price"). In addition, Holders of Units (including the Sponsor) have the right to have their Units redeemed at a price based on the bid side evaluation of the Securities (the "Redemption Price"). Redemptions will be made in cash or, at the option of the Holder, in kind. See "Sale and Redemption of Units."


    On the date of the Statement of Financial Condition of the Fund included in Part A of this Prospectus, each Unit of a Trust represented the fractional undivided interest in the Securities held in the Trust set forth under "Investment Summary" in Part A. If Units of any Trust are redeemed, the face amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be increased. If additional Units are issued by any Trust (through deposit of Securities by the Sponsor in connection with the sale of additional Units), the face amount of Securities in the Trust will be increased by amounts allocable to additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder or until the liquidation of the Trust pursuant to the terms of the Indenture. See "Sale and Redemption of Units" and "Administration of the Fund."

    As used herein, "Securities" includes "Stripped Treasury Securities" (see "Characteristics of the Securities" below), interest-bearing Treasury securities ("Treasury Notes"), and Stripped
Treasury Securities and Treasury Notes represented by contracts to purchase such securities. The term "Holder" refers to the Sponsor, when appropriate, and to The Guardian Separate Account B (the "Account") established by The Guardian Insurance & Annuity
Company, Inc. ("GIAC"), which is currently the only eligible purchaser of Units from the Sponsor. The Account invests in Units to fund benefits under variable life insurance policies issued by GIAC (the "Policies") in accordance with allocation instructions received from purchasers of Policies. For further information as to the rights of Policy owners, which should be distinguished from the rights of Holders as set forth in this Prospectus, see the accompanying Prospectus relating to the Policies.

Risk Factors

    An investment in Units of the Trust should be made with an understanding of the risks that such an investment may entail, including the risk that the value of the Trust's portfolio and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with these and other economic problems, have contributed to wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally in recent years. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Moreover, because interest on "zero coupon" obligations, to which Stripped Treasury Securities are economically similar (see "Characteristics of the Securities" below), is not distributed on a current basis but is in effect compounded, the value of securities of this type (and of a portfolio primarily comprised of such obligations) is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Accordingly, while the full faith and credit of the United States Government protects against credit risks on the Securities in each Trust, disposition of Units before the maturity of the underlying portfolio Securities at a time when interest rates have increased will involve greater market risk than disposition of interests in a trust holding interest-bearing debt obligations. This risk is greater when the period to maturity is longer. In addition, a direct Holder will recognize significant amounts of taxable income before the receipt of the cash attributable to such income.

Characteristics of the Securities

    Each Trust consists primarily of Stripped Treasury Securities with maturities corresponding to that Trust's designation. Each Trust also holds Treasury Notes which are deposited in order to provide income with which to pay anticipated expenses of the Trust. It is anticipated that a constant proportion of Treasury Notes to Stripped Treasury Securities will be maintained in each of the Trusts. All of the Securities represent direct obligations of the United States Government which are payable in full at maturity at their stated maturity amount. The Securities in each Trust are not subject to redemption prior to maturity and do not have any equity or conversion features.


    Stripped Treasury Securities held by any Trust will consist of one or more of the following types of securities: (i) United States Treasury debt obligations which have been stripped of their unmatured interest coupons, (ii) coupons which have been stripped from United States Treasury bonds, and (iii) receipts or certificates for stripped United States Treasury debt obligations and stripped coupons. Stripped debt obligations are bonds originally issued as coupon bonds which have been stripped of their unmatured interest coupons subsequent to issuance by the owner; stripped coupons are coupons that were originally issued as part of and attached to coupon bonds and have subsequently been stripped from those bonds by their owner. Stripped debt obligations and coupons (other than when represented by receipts or certificates as described below) are eligible for purchase by the Trusts only if held in the book-entry system maintained by the Federal Reserve pursuant to the United States Treasury's Separate Trading of Registered Interest and Principal of Securities program. Receipts or certificates for stripped United States Treasury debt obligations and coupons evidence ownership of future interest or principal payments on such obligations and coupons.
Such receipts have been offered for sale by several investment banking firms, are traded in a secondary market, and currently represent a large segment of the market for Stripped Treasury Securities. As described in the offering circulars through which the receipts are offered for sale, the completeness and correctness of which are assumed here, the receipt sales programs of the several firms are not identical but are similar to one another. The receipts or certificates are typically issued by a major bank which acts as custodian and nominal holder of the underlying stripped United
States Treasury obligations (which may be held by such bank either in physical or in book-entry form). The terms of custody generally provide that the underlying obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the custodian or any person claiming through the custodian, that the custodian will be responsible for applying all payments received on those underlying obligations to the related receipts or certificates without making any deductions other than applicable tax withholding, and that the custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The offering circulars for such receipts and certificates generally provide that the holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges accorded to holders of the underlying stripped debt obligations and coupons, including the right in the event of default in payment of principal or interest thereon to proceed individually against the United States without acting in concert with other holders of those receipts or certificates or the custodian.


    Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to a future fixed payment on the security and does not receive any rights to periodic interest payments. Purchasers of Stripped Treasury Securities acquire, in effect, discount obligations that are substantially similar economically to the "zero coupon" bonds issued by corporations, which are originally issued at a deep discount and do not make any periodic payments of interest prior to maturity.

Yield

    The economic effect of purchasing Units of a Trust is that the investor who holds such Units until maturity of the underlying Securities should receive, assuming, among other things, that the income generated by the Treasury Notes held by such Trust equals expenses incurred, a fixed yield that can be estimated at the time of purchase, not only on his original investment but also on all amortized discount during the life of the underlying Securities. Accordingly, an investor in the Trusts, unlike an investor in funds comprised of securities making periodic distributions, virtually eliminates the risk of being unable to invest distributions at a rate as high as the anticipated yield on Trust Units, but will forego the ability to reinvest such yield at higher rates in the future. The assumed or implicit automatic reinvestment of the portion of the yield represented by amortized discount differentiates the Trusts from funds comprised of securities on which periodic interest is paid. Actual yield realized by an investor who holds Units until maturity of the underlying Securities, however, may be more or less than the yield estimated at the time of purchase of such Units as a result of changes in the expenses incurred by a Trust or sales of Securities held by a Trust prior to maturity in order to meet redemptions of Units. See "Sale and Redemption of Units", "Expenses and
Charges" and "Administration of the Fund - Accounts and
Distributions."


    A Holder will be required to include annually in gross income an allocable portion of the discount on the Stripped Treasury Securities before the receipt of the cash attributable to such income. For Federal income tax purposes, inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest represented by amortization of the discount on the Stripped Treasury Securities. See "Taxes."

SALE AND REDEMPTION OF UNITS

Pricing of Units

    The price per Unit of a Trust (the "Price per Unit") is computed as follows. The sum of (i) taxes or other governmental charges against the Trust not previously deducted, (ii) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses, and (iii) any cash held for distribution to Holders of record as of a date prior to the evaluation is subtracted from the sum of (a) the aggregate evaluation of the Trust's portfolio Securities determined by the Evaluator, (b) cash on hand in the Trust (other than cash deposited by the Sponsor for the purchase of Securities), (c) accrued and unpaid interest on the Treasury Notes as of the date of computation (except for interest payable to the Sponsor as a special distribution, as explained below) and (d) all other assets of the Trust. The resulting difference is divided by the number of Units outstanding to arrive at the Price per Unit for the Trust with respect to which the foregoing calculations were made.


    The aggregate evaluation of each Trust's portfolio Securities is determined by the Evaluator on the basis of current prices for the Securities, if available; current prices for comparable securities; the value of the Securities as determined by appraisal; or any combination of the foregoing. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) that customarily deal in those types of securities.


    The Price per Unit on the offering side of the market used to determine the Offering Price and Sponsor's Repurchase Price is computed as of the Evaluation Time on each Business Day, effective for all such transactions since the immediately preceding Evaluation Time. See "Sale of Units" and "Market for Units" below. The Price per Unit on the bid side of the market used to determine the Redemption Price is computed as of the Evaluation Time next following the tender by a Holder of its Units for redemption, effective for all redemptions since the immediately preceding Evaluation Time. See "Redemption of Units" below. In addition, the Price per Unit on the offering side and the bid side of the market is determined (i) on June 30 and December 31 of each year (or on the last Business Day prior to such dates) and (ii) on any Business Day on which such a determination is requested by the Trustee or the Sponsor.


    As indicated under "Investment Summary" in Part A of this Prospectus, the Stripped Treasury Securities and Treasury Notes deposited in each Trust include elements of amortized discount and accrued interest, respectively. Evaluations of Securities in a Trust include discount amortized on the Stripped Treasury Securities from the date of purchase or sale of Units of the Trust to the date of settlement for such Units (normally five Business Days). Interest on the Treasury Notes accruing prior to their deposit in a Trust and after such deposit to the date five Business Days after such deposit is paid to the Sponsor by the Trustee as a special distribution and recovered by the Trustee from interest received on the Treasury Notes, and is therefore not included in the evaluation of Securities in the Trust. See "Investment Summary" in Part A of this
Prospectus.


    In addition to the deposit by it of contracts representing Securities expected to settle within the usual settlement time for sales of securities (normally five Business Days), the Sponsor may deposit contracts representing Securities with an agreed-upon delayed settlement date which will not be delivered to the Sponsor (or to the Trust) by the settlement date for Units acquired by the Sponsor on its deposit of such contracts. Amortized discount on such Securities will not accrete to the benefit of the Trust holding the contract representing the Securities until the settlement date for such Securities.


    The Price per Unit of a Trust will vary in accordance with fluctuations in the evaluation of the underlying Securities.
Amortization of discount will have the effect of increasing at any particular time the value of the underlying Securities.

    As used in this Prospectus, the term "Business Day" means every Monday through Friday except for New Year's Day, Martin Luther
King's Birthday, Presidents' Day, Memorial Day, Independence
Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving and
Christmas.


Sale of Units

    The Offering Price per Unit of a Trust is determined by evaluating the Trust's portfolio Securities on the offering side of the market in determining the Price per Unit (see "Pricing of Units") and adding the applicable transaction charge. The transaction charge varies with the remaining years to maturity of the Stripped Treasury Securities in the Trust, as follows:



Percent of
Percent of

Offering
Net Amount

Remaining Years to Maturity
Price
Invested






Less than 3 years
 .5
 .503

At least 3 years but less than 8 years
1.00
1.010

At least 8 years but less than 13 years
1.50
1.523




    The transaction charges set forth above, which do not reflect distribution expenses because all sales are currently made to the Account, are less than sales charges on comparable unit investment trusts offered to the public by the Sponsor. On Units sold to the Account, GIAC initially pays the transaction charge. GIAC has represented that it intends to recover any transaction charges paid by it from the Investment Division within the Account corresponding to the Trust with respect to which the transaction charge was paid through a charge against the assets of such Division. Reference should be made to the accompanying Prospectus relating to the Policies for further information.


Market For Units

    The Sponsor has undertaken to maintain a secondary market for Units of each Trust and to offer continuously to purchase Units of each Trust at the Sponsor's Repurchase Price. The Sponsor's
Repurchase Price per Unit of a Trust is determined by evaluating the Trust's portfolio Securities on the offering side of the market in determining the Price per Unit (see "Pricing of Units").


    The right of Holders to resell their Units to the Sponsor may be suspended and payment postponed for any period during which the right of redemption with respect to such Units has been suspended. See "Redemption of Units" below.

    Consolidated financial statements of the Sponsor are incorporated by reference in this Prospectus. See "Financial Information
Concerning the Sponsor" in Part A of this Prospectus.

Redemption of Units


    In addition to the right of a Holder to sell Units to the Sponsor at the Sponsor's Repurchase Price, a Holder (including the Sponsor) is also entitled to redeem Units at the office of the Trustee upon tender of certificates, if issued, and payment of any relevant tax without any other fee. The Redemption Price per Unit of a Trust is determined by evaluating the Trust's portfolio Securities on the bid side of the market in determining the Price per Unit (see "Pricing of Units").

    Because the Sponsor's Repurchase Price is based on the offering side evaluation of the Securities in a Trust and the Redemption Price is based on the bid side evaluation of such Securities, it is expected that it will always be to the advantage of a Holder (other than the Sponsor) to resell Units to the Sponsor rather than to redeem them. Unless the Account has elected an in kind payment, the Sponsor therefore expects to repurchase any Units tendered for redemption by the Account.

    The Sponsor, as a Holder, intends to redeem Units it has purchased in the secondary market or acquired on deposit of Securities in a Trust if it determines it is undesirable to continue to hold those Units in its inventory. Factors which the Sponsor will consider in making such a determination will include the number of Units of all Trusts which it has in its inventory, the salability of the Units, and its estimate of the time required to sell the Units and general market conditions. The Sponsor has committed to redeem
Units only in an amount substantially equal to the value of one or more portfolio Securities, so that uninvested cash generated by a redemption is de minimis.


    Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. The Trustee will redeem Units either in cash or, if specified at the option of the Holder, in kind as requested in writing to the Trustee. A Holder will be entitled to receive redemption proceeds within seven calendar days following tender or, if the seventh calendar day is not a Business Day, on the last Business Day prior thereto.


    In kind distributions will take the form of distributions of certificates representing whole Securities and cash representing fractional interests in such Securities. The Securities to be received by a Holder upon redemption of its Units in kind will be selected by the Trustee from a list supplied by the Sponsor. The Trustee is empowered to sell Securities in order to make funds available for cash distributions and for in kind distributions to the extent necessary to redeem fractional interests in whole Securities represented by Units redeemed. To the extent that Securities are redeemed in kind or sold, the size of the relevant Trust will be reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because the Sponsor may specify minimum face amounts in which Securities may be sold, the proceeds of sale may exceed the amount required to redeem Units.
Any excess proceeds will be distributed to Holders upon maturity of the Securities in the relevant Trust.


    The right of Holders to redeem their Units may be suspended and payment postponed for any period (i) during which the New York Stock Exchange (the "NYSE") is closed other than for customary weekend and holiday closings, or (ii) during which, as determined by the Securities and Exchange Commission (the "Commission"),
(a) trading on the NYSE is restricted or (b) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (iii) for any other periods which the Commission may by order permit.

Comparison of Offering Price, Sponsor's
Repurchase Price and Redemption Price


    With respect to each Trust, on the date of the Statement of Financial Condition of the Fund included in Part A of this Prospectus, the Offering Price per Unit (which includes the transaction charge) and the Sponsor's Repurchase Price per Unit
(each based on the offering side evaluation of Securities in a Trust) exceeded the Redemption Price per Unit (based on the bid side evaluation thereof) by the amounts set forth under "Investment
Summary"  in Part A.


    On the date of the Statement of Financial Condition of the Fund included in Part A, the bid prices for Securities in each of the Trusts were lower than the offering prices thereof (see Portfolio of the Fund in Part A). For this and other reasons (including fluctuations in the market prices of the Securities and the fact that the Offering Price includes a transaction charge), the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for such Units.

TAXES


    The following discussion relates only to Holders (the Account and the Sponsor) of Units of the Fund, and not to Policy owners. For information on tax consequences to Policy owners, see the attached Prospectus relating to the Policies.


    In the opinion of Davis Polk & Wardwell, special counsel for the Sponsor, under existing law:



    Each Trust is not an association taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Holders of the Trust in the manner set forth below.


    Each Holder will be considered the owner of a pro rata portion of each Security in its Trust under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended. In order to determine the face amount of a Holder's pro rata portion of each Security in its Trust on the date of the Statement of Financial Condition of the Fund included in Part A of this Prospectus, see
"Face Amount of Securities"  under the Investment Summary in Part
A. The total cost to a Holder for its Units, including transaction charges, is allocated among its pro rata portion of each Security in its Trust (in proportion to the fair market values thereof on the date the Holder purchases its Units) in order to determine its tax cost for its pro rata portion of each Security. In order for a Holder who purchased its Units on the date of the Statement of Financial
Condition of the Fund included in Part A of this Prospectus to determine the fair market value of its pro rata portion of each Security in its Trust on such date, see Sponsor's Repurchase Price under the Investment Summary in Part A.


    Each Trust consists primarily of Stripped Treasury Securities. A Holder is required to treat its pro rata portion of each Stripped Treasury Security in its Trust as a bond that was originally issued on the date the Holder purchased its Units at an original issue discount equal to the excess of the stated redemption price at maturity over the Holder's tax cost therefor as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the semi-annual compounding of interest.


    Each Holder will be considered to have received the income on its pro rata portion of the Treasury Notes in its Trust when interest on the Notes is received by its Trust. A Holder who itemizes deductions will be entitled to deductions for income tax purposes of the Holder's pro rata share of expenses paid by its Trust, including fees of the Trustee and the Evaluator.


    A Holder will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund for an amount greater or less than his adjusted tax basis. Any such taxable gain or loss will be capital gain or loss except that any gain from the disposition of a Holder's pro rata portion of a Security acquired by the Holder at a "market discount" (i.e., if the Holder's original cost for his pro rata portion of the Security (plus any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount. Capital gains are generally taxed at the same rate as ordinary income. However, the excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. The deduction of capital losses is subject to limitations. A Holder will also be considered to have disposed of all or part of his pro rata portion of each Security when he sells or redeems all or some of his Units.



    Holders will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, direct purchase of Units may be appropriate only for a tax-deferred account which is not subject to a current tax on income accrued in advance of the receipt of the cash attributable to such income.

    Under the income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and income received by the Trust will be treated as the income of the Holders of the Trust in the same manner as for Federal income tax purposes.


    The foregoing discussion relates only to Federal and New York
State and City income taxes. Holders also may be subject to state and local taxation in other jurisdictions. Holders should consult their own tax advisers regarding specific questions as to Federal, state or local taxes.

SPONSOR'S PROFITS


    The Sponsor receives a transaction charge at the rates set forth under "Sale and Redemption of Units - Sale of Units" on any sale by it of Units, regardless of whether such Units were acquired by the Sponsor on the deposit of Securities in a Trust or in the secondary market maintained by it. In addition, the Sponsor may realize a profit on the deposit of Securities in a Trust based upon the difference between the cost of the Securities to the Trust (which is based on the offering side evaluation of the Securities) and the price paid by the Sponsor for such Securities. The Sponsor also may realize profits or sustain losses as a result of fluctuations in the aggregate value of a Trust's portfolio Securities and hence in the Offering Price for the related Units sold by the Sponsor subsequent to the date of the acquisition by the Sponsor of such Units on its deposit of Securities in a Trust.


    In maintaining a secondary market for the Units, the Sponsor also will realize profits or sustain losses in the amount of any difference between the Sponsor's Repurchase Price at the time of such purchase and the Offering Price or Redemption Price at the time of resale or redemption, as the case may be.


    Cash, if any, received from purchasers of Units by the Sponsor prior to the settlement dates for purchase of Units or prior to payment for Securities upon their delivery may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

EXPENSES AND CHARGES

Initial Expenses

    The Sponsor has borne all expenses incurred in creating and establishing the Fund, including the cost of the initial preparation of the Indenture, the initial fees and expenses of the Trustee, legal and auditing expenses and other out-of-pocket expenses.

Sponsor's Fees

    The Sponsor receives no fee from the Fund for its services as such. However, while the transaction charges paid by GIAC to the Sponsor are not directly charged to the Account, GIAC has represented that it will recover such transaction charges through charges against the assets of the Division of the Account corresponding to the Trust with respect to which the transaction charge was paid. Policy owners therefore will indirectly bear these charges. Reference should be made to the accompanying Prospectus relating to the Policies for further information.

Trustee's and Evaluator's Fees


    The Trustee's and Evaluator's fees are set forth under "Investment Summary" in Part A of this Prospectus. The Trustee's fees, payable semi-annually out of the assets of each Trust, are determined monthly based on the largest face amount of Securities in a Trust during the preceding month. The Trustee also may benefit to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture. See "Administration of the Fund - Accounts and Distributions."

    The Evaluator's fees set forth under "Investment Summary" in Part A for each determination of the Offering Price and Sponsor's Repurchase Price will be paid by the Sponsor. The Evaluator's fees for determining the Redemption Price will be borne by the Trust.

Charges Borne by the Trusts

    In addition to the Trustee's and Evaluator's fees borne by the Trusts identified above, charges borne by the Trusts include: (i) fees of the Trustee for extraordinary services, (ii) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (iii) various governmental charges, (iv) expenses and costs of any action taken to protect a Trust, (v) indemnification of the Sponsor and the Trustee for any loss, liability and expense incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of their duties and (vi) to the extent then lawful, expenses (including, but not limited to, legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Fund under Federal or state securities laws subsequent to initial registration.


    The above fees and expenses, including the Trustee's and Evaluator's fees, are deducted from the Income Account of each Trust in any month in which interest is paid on the Treasury Notes in such Trust and, to the extent funds are not then available in the Income Account, from the Capital Account of the Trust to which they relate. To the extent funds are not available in the Capital Account, the Trustee is empowered to sell Securities in the Trust in order to make funds available to pay such amounts. The above fees, expenses and advances, when paid by or owing to the Trustee, are secured by a lien on the assets of the relevant Trust.

ADMINISTRATION OF THE FUND

Records

    The Trustee keeps records of transactions of the Fund, including a current list of the Securities held in each Trust and a copy of the Indenture. These records are available to Holders for inspection at the office of the Trustee at reasonable times during the Trustee's business hours. Portfolio Supervision

    In selecting Securities for deposit in the Fund, the following factors, among others, are considered by the Sponsor: (i) the types of Securities available; (ii) the prices of those Securities relative to other comparable securities; (iii) the yield to maturity of those Securities; and (iv) the maturities of those Securities.


    Neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver Securities that have been purchased for a Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Indenture to direct the Trustee to use the funds reserved for the purchase of Failed Securities to acquire substitute Securities with identical maturities ("Substitute Securities"). Substitute Securities must be purchased at a price that results in a yield to maturity as of their date of deposit which is equivalent to the yield to maturity of the Failed Securities. If the Sponsor does not or cannot, in accordance with the restrictions on its ability to do so summarized above, direct the Trustee to purchase Substitute
Securities, the Sponsor will, within 30 days after delivery to the Sponsor of notice of default on the contract, cause to be refunded the transaction charge and cost of Securities to the Trust attributable to Units acquired on deposit of contracts to purchase the Failed Securities, plus accrued interest and amortization. Within five days after the acquisition of Substitute Securities or a refund by the Sponsor, the Trustee will notify all Holders of the affected Trust of the acquisition of the Substitute Securities or such refund and, within 30 days thereafter, make a pro rata distribution of the amount of such refund or the amount, if any, by which the cost to the Trust of the Failed Securities exceeded the cost of the Substitute Securities.


    In the event that it becomes necessary for the Trust to sell Securities in order to make funds available for cash redemptions, the Securities to be sold will be selected by the Trustee from a list supplied by the Sponsor. Securities will be chosen for this list by the Sponsor on the basis of market factors. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts specified would range from $25,000 to $100,000.

    If a Holder requests in kind redemption of its Units, the Securities received by the Holder upon redemption will also be selected by the Trustee from a list supplied by the Sponsor.


    The Sponsor may direct the disposition of Securities upon default in payment of principal or interest which is not promptly cured, institution of certain legal proceedings, default in payment of principal of or interest on other securities constituting obligations of the United States Government, or a decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of the Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in the payment of principal or interest on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security within 30 days after the notification of such failure by the Trustee to the Sponsor, the Indenture provides that the Trustee may sell the Security.

Accounts and Distributions

    The Indenture provides for the creation by the Trustee of three accounts on behalf of each Trust of the Fund: an Income Account, a Capital Account, and a Reserve Account. Interest received on the Treasury Notes held by each Trust is credited to the Income
Account. Proceeds from the disposition of any Security (other than proceeds representing interest and penalties on the Treasury Notes which are credited to the Income Account) which are not used for redemption of Units are credited to the Capital Account of the relevant Trust. A Reserve Account may be created by the Trustee on behalf of each Trust in accordance with the terms of the Indenture by withdrawals from time to time from the Income or Capital
Accounts of amounts deemed requisite by the Trustee to establish a reserve for any taxes or other governmental charges that may be payable out of the assets of such Trust.


    Any date on which a distribution to Holders of Units is made is referred to herein as a "Distribution Day." Because funds held by the Trustee in the various accounts do not bear interest, and because of the "zero coupon" nature of Stripped Treasury Securities which constitute substantially all of the assets of the Trusts, it is anticipated that no distributions will be made to Holders of Units until the next Business Day following the maturity of the Securities in the Trust portfolio to which the Units relate. Distributions will be made to Holders as of the Business Day immediately preceding the Distribution Day (the "Record Day") by mail on the Distribution
Day and will consist of an amount equal to each Holder's pro rata share of the cash balance in the Income and Capital Accounts of a Trust as of the close of business on the Record Day, less any accrued expenses, fees or liabilities owed by the Trust and amounts allocated by the Trustee to the Reserve Account.

Reports to Holders

    After the end of each calendar year, the Trustee will furnish to Holders of Units in the relevant Trust a statement (i) summarizing transactions for the year in the Income, Capital and Reserve
Accounts of the Trust, (ii) identifying Securities sold and purchased during, and listing Securities held at the end of, the year by the Trust, (iii) stating the Trust's Offering Price, Sponsor's Repurchase Price and Redemption Price per Unit based upon the computation thereof made at the end of the year and (iv) specifying the amounts, if any, distributed during the year from the Trust's Income and Capital Accounts.

    The accounts of each Trust will be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Holders. Upon distribution of the assets of a Trust as described under "Accounts and Distributions", the Trustee will furnish to Holders as of the Record Day a statement of the amounts of interest and other receipts being distributed, expressed in each case as a dollar amount per Unit.

Certificates

    Upon request to the Trustee and payment of postage, Holders are entitled to a registered Certificate for Units. Certificates are transferable or interchangeable upon presentation at the office of the Trustee, and payment of any taxes or governmental charges imposed on the transaction, plus a transfer charge specified by the Trustee and approved by the Sponsor. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.


    Unless a Certificate is requested, Holders will hold their Units in uncertificated form. The Trustee will credit each such Holder's account with the number of Units purchased by that Holder.
Uncertificated Units are transferable through the same procedures applicable to Units evidenced by Certificates, except that no Certificate need be presented to the Trustee and none will be issued upon transfer unless requested by the Holder.

Amendment and Liquidation

    The Sponsor and Trustee may amend the Indenture without the consent of Holders (i) to cure any ambiguity or to correct or supplement any of its provisions which may be defective or inconsistent, (ii) to make any changes in its provisions required by the Commission or any successor governmental agency, or (iii) to make any other changes which do not adversely affect the interest of the Holders, as determined in good faith by the Sponsor.


    The provisions of the Indenture with respect to any Trust also may be amended in any respect or waived by the Sponsor and Trustee with the consent of the Holders of 51% of the Units of such Trust then outstanding. However, none of such amendments or waivers may permit the acquisition by a Trust of Securities with maturity dates differing from those of the Securities described in the portfolio of such Trust in Part A of this Prospectus or reduce the percentage of Units required to consent to such amendments or waivers without the consent of all Holders of Units in such Trust.
The Trustee will promptly notify Holders of the substance of any such amendment.


    The Indenture will terminate in accordance with its terms upon the earlier of the distribution of all assets of any Trust, as to the Trust holding the assets so distributed, or the date specified under "Investment Summary - Mandatory Termination Date" in Part A of this Prospectus. A Trust may be liquidated if the value of the Trust is less than the minimum value set forth under "Investment
Summary" in Part A. A Trust also may be terminated by action of Holders of 51% of the Units in such Trust at any time. The Trustee will deliver written notice of any proposed termination of a Trust to each Holder within a reasonable period of time prior to its proposed liquidation, specifying the times at which Holders may surrender their Certificates for cancellation or otherwise receive payment for their Units if held in uncertificated form. Within a reasonable period of time after notice of proposed termination of a Trust, the Trustee must sell all of the Securities then held in the Trust and distribute to each Holder the Holder's interest in the Income and Capital Accounts after deduction of accrued expenses, fees or liabilities owed by the Trust and any amounts allocated by the Trustee to the Reserve Account. Such distribution normally will be made by mailing a check to the address of the Holder appearing on the record books of the Trustee on the Record Day prior to the Distribution
Day on which such checks are mailed.

SPONSOR


    The Sponsor, a Delaware corporation which is an indirect wholly owned subsidiary of The Travelers Inc., is engaged in the underwriting, securities and commodities brokerage, and investment advisory business, and is a member of the NYSE, other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. In July, 1993, Primerica Corporation ("Primerica") and its subsidiary, Smith Barney, Harris Upham & Co. Incorporated, acquired the domestic retail brokerage and asset management businesses of Shearson Lehman Brothers
Inc., previously the sponsor of the Fund. As a result of this acquisition, Smith Barney Shearson Inc. is now the Sponsor of the Fund. In January, 1994, Primerica completed a merger with The Travelers Corporation and they became The Travelers Inc. The
Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsor, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

Limitations on Liability

    The Sponsor will not be liable to the Fund or to Holders for taking any action or refraining from taking any action in good faith or for errors in judgment and will not be responsible for depreciation or loss with respect to the Securities held by the Fund, except in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Indenture. The acquisition of all or substantially all of the assets of the Sponsor and the assumption of its obligations under the Indenture by a corporation or partnership which carries on its business will relieve the Sponsor of its obligations and duties under the Indenture.

Resignation and Removal

    If the Sponsor fails to perform its duties, becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may (i) appoint a successor Sponsor at rates of compensation not exceeding any maximum prescribed by the Commission and in an amount deemed reasonable by the Trustee, (ii) liquidate the Fund and distribute the proceeds of the sale of Securities held in the Fund as provided under "Administration of the Fund - Amendment and Liquidation" or (iii) continue to act as Trustee in accordance with the Indenture.



TRUSTEE


    The Trustee is The Bank of New York, a New York corporation authorized to do a banking business with its corporate trust office at 101 Barclay Street, New York, New York, which is subject to supervision by the Superintendent of Banks of the State of New
York, the Federal Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System.

Limitations on Liability

    The Trustee will not be liable to the Fund or to Holders of Units for taking any action or refraining from taking any action in good faith or for errors in judgment and will not be responsible for depreciation or loss with respect to the purchase or sale of or the failure to sell any Securities held by the Fund, nor will the Trustee be personally liable for any taxes or other governmental charges imposed on the Fund or the Securities. The Trustee will not be liable for any action taken in good faith in reliance on prima facie properly executed documents. However, the foregoing limitations
(and other exculpatory provisions in the Indenture relating to the Trustee) will not protect the Trustee in cases of wilful misfeasance, bad faith, gross negligence, or reckless disregard of its duties and obligations under the Indenture.

Resignation and Removal

    The Trustee or any successor may resign upon notice to the Sponsor and may be removed upon the direction of the Holders of 51% of the Units at any time. The Trustee may also be removed by the Sponsor without the consent of Holders if it becomes incapable of acting, becomes bankrupt or its affairs are taken over by public authorities. In case of such resignation or removal, the Sponsor will use its best efforts to appoint a successor promptly. If no successor Trustee is appointed within thirty days after notification by or to the Trustee of its resignation or removal, the Trustee may apply to a court for the appointment of a successor. Resignation or removal of the Trustee will become effective upon appointment of a successor Trustee.


EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of
Kenny Information Systems, Inc., with main  offices located at 65
Broadway, New York, New York 10006. Kenny Information
Systems, Inc. is a wholly owned subsidiary of J.J. Kenny Co., Inc. which is a wholly owned subsidiary of McGraw-Hill, Inc.

Limitations on Liability

    The Trustee and the Sponsor may rely on any evaluation furnished by the Evaluator and will have no responsibility to Holders for its accuracy. Determinations by the Evaluator under the Indenture will be made in good faith upon the basis of the best information available to it. The Evaluator will not be liable to the Trustee, the Sponsor or the Holders for errors in judgment except in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Resignation and Removal

    The Evaluator may resign upon notice to the Sponsor and Trustee, and may be removed at any time by the Sponsor. Upon such resignation or removal, the Sponsor will use its best efforts to appoint a successor promptly. If no successor Evaluator has accepted appointment within thirty days after notification of resignation or removal, the Evaluator may apply to a court for the appointment of a successor. Resignation or removal of the Evaluator will become effective upon appointment of a successor Evaluator.

LEGAL OPINION

    The legality of the Units offered hereby has been passed upon for the Sponsor by Davis Polk & Wardwell, 450 Lexington Avenue,
New York, New York 10017. Emmet, Marvin & Martin, 120
Broadway, New York, New  York 10271, acts as counsel for the
Trustee.

INDEPENDENT AUDITORS


    The Statement of Financial Condition, including the Portfolio, and the Statements of Operations and Changes in Net Assets of the Fund set forth in Part A of this Prospectus have been audited by KPMG
Peat Marwick LLP, independent auditors, to the extent indicated in their report thereon also included. Such financial statements have been included herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

THE SMITH BARNEY INC. STRIPPED ("ZERO")
U.S. TREASURY SECURITIES FUND, SERIES A


PROSPECTUS


       Parts A and B of this Prospectus do not contain all of the information with respect to the Fund set forth in its registration statements and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.


Index to Parts A and B

              Investment Summary A-2
              Independent Auditors ReportA-5
              Report of Independent AccountantsA-6
              Statement of Financial ConditionA-7
              Statement of Operations and Changes in Net AssetsA-
8
              Notes to Financial StatementsA-9
              PortfolioA-11
              Description of the FundB-1
              Sale and Redemption of UnitsB-4
              TaxesB-7
              Sponsor's ProfitsB-8
              Expenses and ChargesB-8
              Administration of the FundB-9
              SponsorB-12
              TrusteeB-12
              EvaluatorB-13
              Legal OpinionB-13
              Independent AuditorsB-13


Sponsors:                  Evaluator:
Trustee:                   Independent Auditors:
Sponsor:                    Evaluator:
Trustee:                    Independent Auditors:
Smith Barney Inc.           Kenny S&P Evaluation       The Chase
Manhattan Bank              KPMG Peat Marwick LLP
Unit Trust Department        Services                   (National
Association)                345 Park Avenue
388 Greenwich St.           65 Broadway                1 Chase
Manhattan Plaza             New York, NY  10154
New York, New York 10013    New York, New York 10006   New York,
New York 10081              (212) 758-9700
1(800) 298-UNIT             (212) 208-8580             1(800)
354-6565

No person is authorized to give any information or to make any representations with respect to this investment company not contained in this Prospectus, and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                            PART II

            INFORMATION NOT REQUIRED IN PROSPECTUS

              CONTENTS OF REGISTRATION STATEMENT


     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

      -    The facing Sheet on Form S-6.

      -    The Prospectus consisting of 29 pages

      -    Signatures.

     Written consents of the following persons:

      -    KPMG Peat Marwick LLP (included as Exhibit 4.1A)

      -    Coopers & Lybrand, L.L.P. (included as Exhibit 4.1B)

      -    Kenny S&P Evaluation Services (included in Exhibit
4.2)

     The following exhibits:
      1.1 Restated Certificate of Incorporation of Smith Barney Inc., as amended August 2, 1993 (incorporated by reference to Exhibit 3(i) to the Registration Statement of Tax Exempt Securities Trust, Series 377, Reg. No. 33-65332).
      1.2 Bylaws of Smith Barney Inc. (incorporated by reference to Exhibit 3(ii) to the Registration Statement of Tax Exempt Securities Trust, Series 327, Reg. No. 33-36037).
      4.1A  Consent of KPMG Peat Marwick LLP.
      4.1B  Consent of Coopers & Lybrand L.L.P.
      4.2   Consent of Kenny S&P Evaluation Services.

SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, the Registrant, The Smith Barney Inc. Stripped ("Zero") U.S.
Treasury Securities Fund, Series A (A Unit Investment Trust), certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement or Amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized in the City of New
York and State of New York on the 25th day of March, 1996.
                                                  THE SMITH
BARNEY INC. FUND
                                                  OF
STRIPPED ("ZERO") U.S. TREASURY

SECURITIES, SERIES A

                   (Registrant)

       Signatures appear on page II-3


       A majority of the members of the Board of Directors of Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

Smith Barney INC.
Depositor

By the following persons, who constitute a majority of Powers of Attorney have been filed under the Board of Directors of Smith Barney Inc.:
the following 1933 Act File
Numbers: 33-56722 and 33-51999


STEVEN D. BLACK
JAMES BOSHART III
ROBERT A. CASE
JAMES DIMON
ROBERT DRUSKIN
JEFFREY LANE
JACK L. RIVKIN


By GINA LEMON
   (As authorized signatory for
    Smith Barney Inc. and
    Attorney-in-fact for the persons listed above)

 Exhibit 4.1A



CONSENT OF Independent AUDITORS


       We consent to the use of our report dated February 19, 1996, on the statement of financial condition of the Smith Barney Stripped ("Zero") U.S. Treasury Securities, Series A-2004 Trust, including the related portfolios, as of December 31, 1995 and 1994, and the related statements of operations and changes in net assets and the selected supplemental information for each of the years in the two-year period ended December 31, 1995, included herein and to the reference to our firm under the heading "AUDITORS" in the prospectus.




       KPMG Peat Marwick LLP

New York, New York
March 5, 1996

 Exhibit 4.1B





CONSENT OF INDEPENDENT ACCOUNTANTS



We consent to the inclusion in this Post-Effective Amendement No. 11 to the Registration Statement on Forms S-6 (File No. 2-98383) of our report dated February 24, 1994, on our examination of the financial statements of The Smith Barney Inc.(formerly, Smith Barney Shearson) Stripped ("Zero") U.S. Treasury Securities Fund, Series A.


       COOPERS & LYBRAND, L.L.P.

New York, New York
March 22, 1996

STANDARD & POOR'S
A Division of The Mcgraw-Hill Companies
65 Broadway
New York, New York,  10006-2511
Telephone 212/770-4000




Smith Barney Incorporated
388 Greenwich Street
New York, NY   10013


RE:   The Smith Barney Fund of Stripped ("Zero")
      U.S. Treasury Securities Fund, Series A

Gentlemen:

      We have examined the post-effective Amendment to the Registration Statement
File No. 2-98383 for the above-captioned trust. We hereby acknowledge that Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc. is currently acting as the evaluator for the trust. We hereby consent to the use in the Amendment of the reference to Kenny S&P Evaluation
Services, a division of Kenny Information Systems, Inc. as evaluator.

      In addition, we hereby confirm that the ratings indicated in the above-referenced Amendment to the Registration Statement for the respective bonds comprising the trust portfolio are the ratings currently indicated in our KENNYBASE database.

      You are hereby authorized to file a copy of this letter with the Securities and Exchange Commission.


Sincerely,



Frank A. Ciccotto